Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Consulting services provided by the officer for the nine months ended September 30, 2019 and 2018

	September 30, 2019		September 30, 2018

President, Chief Executive Officer and Chief Financial Officer	$	nil	$	nil